FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2013
FAIR VALUE MEASUREMENT
Financial assets and liabilities measured at fair value using the fair value hierarchy

The following table sets out the Company's financial assets and liabilities measured at fair value as at December 31, 2013 using the fair value hierarchy:

	Level 1	Level 2	Level 3	Total

Financial assets:

Trade receivables(i)	$–	$67,300	$–	$67,300

Available-for-sale securities(ii)	74,581	–	–	74,581

Fair value of derivative financial instruments(iii)	–	5,590	–	5,590

	$74,581	$72,890	$–	$147,471

Financial liabilities:

Fair value of derivative financial instruments(iii)	$–	$467	$–	$467

The following table sets out the Company's financial assets and liabilities measured at fair value as at December 31, 2012 using the fair value hierarchy:

	Level 1	Level 2	Level 3	Total

Financial assets:

Trade receivables(i)	$–	$67,750	$–	$67,750

Available-for-sale securities(ii)	44,719	–	–	44,719

Fair value of derivative financial instruments(iii)	–	2,112	–	2,112

	$44,719	$69,862	$–	$114,581

Financial liabilities:

Fair value of derivative financial instruments(iii)	$–	$277	$–	$277

Notes:

(i)
Trade receivables from provisional invoices for concentrate sales are valued using quoted forward rates derived from observable market data based on the month of expected settlement (classified within Level 2 of the fair value hierarchy).

(ii)
Available-for-sale securities are recorded at fair value using quoted market prices (classified within Level 1 of the fair value hierarchy).

(iii)
Derivative financial instruments are recorded at fair value using external broker-dealer quotations (classified within Level 2 of the fair value hierarchy).